Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment	Depreciation are provided for on a straight-line basis over the estimated useful lives of the related assets as follows:
Office equipment	4 years
Leasehold improvements	4 years
Motor vehicles	5 years

Schedule of Disaggregated Information

The following table presents disaggregated information of revenues by major service lines for the six months ended September 30, 2025 and 2024, respectively:

	For the six months ended September 30
	2024	2025	2025
	HK$	HK$	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Online advertising	6,291,253	5,714,663	734,448
Offline advertising and web banner	10,598,757	7,548,741	970,163
Provisioning of strategic planning services	192,878	264,648	34,012
Exhibition Income	—	3,767,862	484,245
Other services	529,062	1,788,609	229,872
	17,611,950	19,084,523	2,452,740

Revenue disaggregated by timing of revenue recognition for the six months ended September 30, 2025 and 2024 is disclosed in the table below:

	For the six months ended September 30
	2024	2025	2025
	HK$	HK$	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Point in time	6,820,315	7,498,253	963,675
Over time	10,791,635	11,586,270	1,489,065
	17,611,950	19,084,523	2,452,740

The following table presents disaggregated information of revenues by major service lines for the years ended March 31, 2025 and 2024, respectively:

	For the years ended March 31
	2024	2025	2025
	HK$	HK$	US$
Online advertising	14,609,390	10,728,665	1,379,024
Offline advertising and web banner	22,595,715	17,966,617	2,309,363
Provisioning of strategic planning services	661,731	369,124	47,446
Other services	2,788,060	1,407,725	180,944
	40,654,896	30,472,131	3,916,777

Revenue disaggregated by timing of revenue recognition for the years ended March 31, 2025 and 2024 is disclosed in the table below:

	For the years ended March 31
	2024	2025	2025
	HK$	HK$	US$
Point in time	17,078,624	12,136,390	1,559,968
Over time	23,576,272	18,335,741	2,356,809
	40,654,896	30,472,131	3,916,777

Schedule of Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Office equipment	4 years
Leasehold improvements	4 years
Motor vehicles	5 years